Securities Act File No. 33-51061
                                    Investment Company Act File No. 811-7121
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [__]


     Post-Effective Amendment No. 14                                  [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 14                                                 [X]


                      (Check appropriate box or boxes.)

                    Dreyfus Growth and Value Funds, Inc.
             (Exact Name of Registrant as Specified in Charter)

          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


          immediately upon filing pursuant to paragraph (b)
     ----
          on     (date)      pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(i)
     ----
      X   on   June 1, 1998  pursuant to paragraph (a)(i)

          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----


If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----




                    DREYFUS GROWTH AND VALUE FUNDS, INC.
               Cross-Reference Sheet Pursuant to Rule 495(a)

                                                       Dreyfus
                                                       Large
Items in                                               Company Value
Part A of
Form N-1A        Caption                              Page
_________        _______                              ______
  1              Cover Page                            Cover

  2              Synopsis                              3

  3              Condensed Financial                   4
                 Information

  4              General Description of                4
                 Registrant

  5              Management of the Fund                6

  5(a)                Management's Discussion of       *
                 Fund's Performance

  6              Capital Stock and Other
                 Securities

  7              Purchase of Securities
                 Being Offered

  8              Redemption or Repurchase              13

  9              Pending Legal Proceedings             *
Items in
Part B of
Form N-1A
---------
  10      Cover Page                                   Cover

  11      Table of Contents                            Cover

  12      General Information and History              B-32

  13      Investment Objectives and Policies           B-3

  14      Management of the Fund                       B-14

  15      Control Persons and Principal                B-17
          Holders of Securities

  16      Investment Advisory and Other                B-17
          Services
_____________________________________
NOTE:  * Omitted since answer is negative or inapplicable.
                    DREYFUS GROWTH AND VALUE FUNDS, INC.
         Cross-Reference Sheet Pursuant to Rule 495(a) (continued)
Items in
Part B of
Form N-1A     Caption                               Page
_________     _______                               _____

  17        Brokerage Allocation                       B-30

  18        Capital Stock and Other Securities         B-32

  19        Purchase, Redemption and Pricing           B-20; B-22
            of Securities Being Offered                and B-27

  20        Tax Status                                 *

  21        Underwriters                               B-20

  22        Calculations of Performance Data           B-31

  23        Financial Statements                       B-38
Items in
Part C of
Form N-1A
_________

  24        Financial Statements and Exhibits          C-1

  25        Persons Controlled by or Under             C-4
            Common Control with Registrant

  26        Number of Holders of Securities            C-4

  27        Indemnification                            C-4

  28        Business and Other Connections of          C-5
            Investment Adviser

  29        Principal Underwriters                     C-12

  30        Location of Accounts and Records           C-15

  31        Management Services                        C-15

  32        Undertakings                               C-15

_____________________________________
NOTE:  * Omitted since answer is negative or inapplicable.

Dreyfus
Large Company Value Fund
Investing in value stocks for
capital appreciation.

Prospectus June 1, 1998
Registration Mark

As with all mutual funds, the Securities and Exchange Commission doesn't guuarantee that the information in this prospectus is accurate or complete, nor has it judged this fund for investment merit. It is a criminal offense to state otherwise.

Contents

                                   The Fund
                                   2        Goal/Approach
                                   3        Main Risks
                                   4        Past Performance
                                   5        Expenses
                                   6        Management
                                   7        Financial Highlights
                                   Your Investment
                                   8        Account Policies
                                   11      Distributions and Taxes
                                   12      Services for Fund Investors
                                  14        Instructions for Regular Accounts
                                   16      Instructions for IRAs
                                   For More Information
                                   Back Cover

What every investor
should know about the fund

Information
for managing your fund account
Where to learn more about this and other
Dreyfus funds

The Fund

Dreyfus Large Company Value Fund
Ticker Symbol: DLCVF

Goal/Approach
The fund seeks capital appreciation. To pursue this goal, it invests at least 65% of total assets in large-capitalization companies (those whose total market value is more than $900 million). As of [DATE] the fund's dollar-weighted average market capitalization was $00 billion. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers.
In choosing stocks, the portfolio manager looks for value companies. The manager uses proprietary computer models to identify stocks that appear favorably priced and that may benefit from the current market and economic environment. The manager then reviews these stocks for factors that could signal a rise in price, such as:
   new products or markets
   opportunities for greater market share
   more effective management
   positive changes in corporate structure or market perception
The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations. The fund's economic sector weightings generally approximate those of the S&P 500 index.
Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report (see back cover).

Concepts to understand
Large companies: established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.
Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

2

Main Risks
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.
Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth or dividend-paying stocks, for example). The fund's emphasis on large company value stocks could potentially lessen the impact of volatility, because value stocks in theory are already underpriced and large company stocks tend to be less sensitive to market trends than smaller stocks. In the long run, the fund may produce more modest gains than riskier stock funds, as a trade-off for this potentially lower risk.
In searching for attractive large company value stocks, the fund may invest a portion of its assets in foreign securities, which could carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.
Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this only in seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.
Other potential risks
The fund may invest in other assets, including securities, options, futures and illiquid securities. It can also buy securities with borrowed money (a form of leverage), trade foreign currencies and sell short. These securities and practices may sometimes reduce returns or increase volatility.
At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions. The fund expects turnover of less than 150% a year.
While year 2000-related computer problems could have a negative effect on the fund, Dreyfus is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The Fund       3

Past Performance
The two tables below show the fund's annual returns and its long-term performance. The first table shows you how the fund's performance has varied from year to year. The second shows performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.

                                              Year-by-year total return as of 12/31 each year
                                              Best Quarter:            Q2 '97     +11.44%
                                              Worst Quarter:           Q4 '97      -5.88%
                                              Average annual total return as of 12/31/97
                                                                                                   Inception
                                                                        1 Year     3 Years       (12/29/93)
                                              Fund                      15.99%      29.67%        20.96%
                                              S&P 500 Index             33.35%      31.13%        22.94%*
       * For comparative purposes, the value of the Index on 12/31/93 is used as the beginning value on 12/29/93.
       Year-to-date total return as of 3/31/98 was ___%.

What this fund is -
and isn't
This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it can't offer guaranteed results.
This fund is not a bank
deposit. It isn't FDIC-insured
or government-endorsed.
It isn't a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

Expenses
As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
The fund has no sales charge (load) or 12b-1 distribution fees.

                                              Fee table
                                              Shareholder transaction fees
                                              % of transaction amount
                                              Maximum redemption fee                        1.00%
                                              charged only when selling shares
                                              you have owned for less than 15 days
                                              Annual fund operating expenses
                                              % of average daily net assets
                                              Management fees, before reduction
                                                                                            0.75%
                                              Service fee                                   0.25%
                                              Other expenses                                0.28%
                                              Total, before reduction                       1.28%
                           Expense example
                                              1 Year        3 Years        5 Years         10 Years
                                              $130            $406           $702            $1,545

                       This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return a year, no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand
Management fee: the fee paid to the investment adviser for managing the fund. The contract rate is 0.75% of average daily net assets; however, for fiscal 1997 Dreyfus reduced its management fee to 0.69%, reducing total expenses from
 1.28% to 1.22%. This reduction is voluntary and could be changed at any time.

The Fund       5

Management
The fund's investment adviser is The Dreyfus Corporation. Founded in 1947, Dreyfus today offers a range of financial services, including more than 140 mutual funds. As of [DATE], Dreyfus had over $XXX billion in assets under management, representing accounts for more than [SO MANY THOUSAND] investors. Dreyfus is a subsidiary of Mellon Bank Corporation, which manages or administers over $XXX billion, including the assets managed by Dreyfus (information as of [DATE]).
The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, the firm seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity, and offers the potential for measuring performance and volatility in consistent ways.
Timothy M. Ghriskey, CFA, Senior Portfolio Manager and Head of Value Equities at Dreyfus, has managed the fund since September 1995. He joined Dreyfus in July 1995 after ten years as an analyst and money manager for Loomis Sayles & Co., and today manages several other funds at Dreyfus.

Who may want to invest
This fund could be appropriate for you if:
   you are investing for a
  long-term goal, such as retirement
   you want a stock fund that seeks lower risk than a more aggressive stock fund you are seeking to diversify your investment portfolio
You should consider a different type of fund if:
   you are uncomfortable with investments that go up and down in value you need an investment that provides regular income you are looking for a more aggressive stock investment

6

Financial Highlights
This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, the fund's independent auditors.

                                                                  Year Ended October 31,
                                                            _____________________________________
                                                             19941      1995      1996      1997
Per-Share Data ($)
Net asset value, beginning of period                        12.50      12.63     15.46     18.05
Investment operations:
        Investment income - net                              0.26       0.22      0.12      0.07
        Net realized and unrealized gain (loss)
        on investments                                      (0.13)      2.93      4.68      4.33
Total from investment operations                             0.13       3.15      4.80      4.40
Distributions:
        Dividends from investment income - net                  -      (0.32)    (0.21)    (0.11)
        Dividends from net realized gains on investments        -          -     (2.00)    (0.99)
Total Distributions:                                            -      (0.32)    (2.21)    (1.10)
Net asset value, end of period                               12.63     15.46     18.05     21.35
                                                            _____________________________________
Total return (%)                                             1.042     25.73     34.35     25.29
Ratios/Supplemental Data
Ratio of operating expenses to average
net assets (%)                                                  -       0.83      1.25      1.22
Ratio of net investment income to average
net assets (%)                                               2.082      1.64      0.93      0.41
Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                2.012      1.76      0.32      0.06
Portfolio turnover rate (%)                                 48.352    143.61    186.39    110.14
                                                            _____________________________________
Net assets, end of period ($ x 1,000)                       5,168      6,687    34,187   161,960
1From December 29, 1993 (commencement of operations) to October 31, 1994.
2Not annualized.

The Fund      7

Your Investment

Account Policies
Buying shares
You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will go through at the next NAV to be calculated after your order is accepted by the fund. The fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                                              Minimum investments
                        Initial               Additional
Regular accounts        $2,500                $100
                                              $500 for
                                              TeleTransfer investments
Traditional IRAs       $750                   no minimum

Spousal IRAs            $750                  no minimum
Roth IRAs               $750                  no minimum
Education IRAs          $500                  no minimum
Dreyfus automatic     no minimum              $100
investment plans
                        All investments must be in U.S.
                       dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear.

Concepts to understand
Traditional IRA: an individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-free; distributions are taxable as income.
Spousal IRA: an IRA funded by a working spouse in the name of a non-working spouse.
Roth IRA: an IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions to pay retirement expenses.
Education IRA: an IRA with nondeductible contributions, tax-free growth of assets, and tax-free distributions to pay educational expenses.
For more complete IRA information, consult Dreyfus or your tax professional.

8

Selling shares
You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted. Your order will be processed promptly and you will generally receive the proceeds within a week.
Before selling recently purchased shares, please note that:
   if the fund hasn't yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days if you are selling or exchanging shares you have owned for less than 15 days, the fund may deduct a 1% redemption fee
  (not charged on shares sold through the Automatic Withdrawal Plan or
   Dreyfus
  Auto-Exchange Privilege, or shares acquired through reinvestment)
                                     Limitations on selling shares by phone

                                          Minimum    Maximum
Check request                             no minimum        $150,000 per day
Wire                                      $1,000      $250,000 for joint accounts
                                                       every 30 days
TeleTransfer                              $500         $250,000 for joint accounts
                                                       every 30 days

    There are no limitations when selling shares in writing.
Selling shares in writing
Some circumstances require written sell orders, along with signature guarantees. These include:
   amounts of $100,000
  or more
   amounts of $1,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address
A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       9

Account Policies (continued)

General policies
Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.
If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.
The fund reserves the right to:
   refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges or trades within a calender year) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions) make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets)


Third-party investments
If you're investing through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on selling shares. Consult a representative of your plan or financial institution if in doubt.

10

Distributions and Taxes
The fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Each of these distributions is generally paid once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.
Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them as income. In general, distributions are taxable as follows:
                                              Taxability of distributions
Type of                                    Tax rate for         Tax rate for
distribution                               15% bracket28% bracket or above
Income                                     Ordinary     Ordinary
dividends                                  income rateincome rate
Short-term                                 Ordinary     Ordinary
capital gains                              income rateincome rate
Medium-term
capital gains                              15%            28%
Long-term
capital gains                              10%            20%
The tax status of the distributions for each calendar year will be detailed in your annual tax statement from the fund.
Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax responsibilities.
Taxes on transactions
Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.
The table at right can provide a "rule of thumb" guide for your potential tax liability when selling or exchanging fund shares. The second row, "Short-term capital gains," applies to fund shares sold up to 12 months after buying them. The third row, "Medium-term capital gains," applies to shares held for more than 12 months but no more than 18. The last row, "Long-term capital gains," applies to shares held for more than 18 months.
Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates.

Your Investment       11

Services for fund Investors
Automatic services
Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount. You can set up most of these services with your application or by calling 1-800-645-6561.
                                              For investing
Dreyfus Automatic                             For making automatic investments
Asset BuilderRegistration Mark                from a designated bank account.
Dreyfus Payroll                               For making automatic investments
Savings Plan                                  through a payroll deduction.
Dreyfus Government                            For making automatic investments
Direct Deposit                                from your federal employment,
Privilege                                     Social Security or other regular
                                              federal government check.
Dreyfus Dividend                              For automatically reinvesting the
Sweep                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              not available on IRAs.
For investing and for selling shares
Dreyfus Auto-                                 For making regular exchanges
Exchange Privilege                            from one Dreyfus fund into
                                              another.
For selling shares
Dreyfus Automatic                             For making regular withdrawals
Withdrawal Plan                               from most Dreyfus funds.

Dreyfus Financial Centers
Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning. Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

12

Exchange privilege
You can exchange $500 or more from one Dreyfus fund into another (for retirement accounts, there's no minimum). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales fee on any fund that has one.
Dreyfus TeleTransfer privilege
To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer Privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.
Account statements
Every Dreyfus investor automatically receives regular account statements. You'll also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.
Retirement plans
A Dreyfus retirement plan can help reduce your current tax burden while allowing your investment to grow tax-free until you withdraw money. Here's where you call for information:
   for traditional, rollover, Roth and education IRAs, call
  1-800-645-6561
   for SEP-IRAs, 401(k) and 403(b) accounts, call
  1-800-322-7880
   for Keogh accounts, call
  1-800-358-5566




Your Investment    13

 Instructions for regular accounts

To open an account

To add to an account

In Writing

Complete the application.
Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387

Fill out an investment slip, and write your account number on your check. Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105
By Telephone
Wire or electronic check Have your bank send your investment to The Bank of New York, with these instructions:
* DDA# 8900088133
* the fund name
  * your Social Security or tax ID number
* name(s) of investor(s)
Call us to obtain an account number. Return your application.
Wire Have your bank send your investment to The Bank of New York, with these instructions:
* DDA# 8900088133
* the fund name
* your account number
* name(s) of investor(s)
Electronic check Same as wire, but insert "1111" before your account number and add ABA# 021000018
TeleTransfer Request TeleTransfer on your application. Call us to request your transaction.
Automatically
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.
Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.
All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

Via the Internet

Computer Visit the Dreyfus Web site, http://www.dreyfus.com and follow the instructions to download an account application.

14

To sell shares

To reach Dreyfus, call toll free in the U.S.
1-800-645-6561
Outside the U.S. 516-794-5452
Make checks payable to:
The Dreyfus Family of Funds
You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.
Write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds
Obtain a signature guarantee or other documentation, if required (see "To Open an Account").
Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.
TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.
Check Call us to request your transaction. A check will be sent to the address of record.
Concepts to understand
Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.
Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.
Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.
Be sure to maintain an account balance of $5,000 or more.

Your Investment       15

 Instructions for IRAs

To open an account

To add to an account

In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for. Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 6427, Providence, RI 02940-6427

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.
Mail in the slip and the check (see "To Open an Account").
By Telephone
Wire Have your bank send your investment to The Bank of New York, with these instructions:
* DDA# 8900088133
* the fund name
* your account number
* name of investor
* the contribution year
Electronic check Same as wire, but insert "1111" before your account number and add ABA# 021000018.
Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must have the same name). Automatically
Without any initial investment Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.
All services Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.
All contributions will count as current year.

Via the Internet

Computer Visit the Dreyfus Web site, http://www.dreyfus.com and follow the instructions to download an account application.

16

To sell shares

To reach Dreyfus, call toll free in the U.S.
1-800-645-6561
Outside the U.S. 516-794-5452
Make checks payable to:
Dreyfus Trust Co., Custodian
You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.
Write a letter of instruction that includes:
* your name and signature
* your account number
* the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds
  * whether the distribution is qualified or premature
  * whether the 10% TEFRA should be withheld
Obtain a signature guarantee or other documentation, if required.
Mail in your request (see "To Open an Account").
Concepts to understand
Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers.
Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.
Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Your Investment       17

For More Information

Dreyfus Large Company Value Fund
SEC file number:  33-51061

More information on this fund is available free upon request, including the following:
Annual/Semiannual Report
Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies.
Statement of Additional Information (SAI)
Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:
By telephone
Call 1-800-645-6561
By mail  Write to:
Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail  Send your request to info@dreyfus.com
On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
      SEC
      http://www.sec.gov
      Dreyfus http://www.dreyfus.com
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

____________________________________________________________________________

                    DREYFUS GROWTH AND VALUE FUNDS, INC.

                      DREYFUS LARGE COMPANY GROWTH FUND
                       DREYFUS AGGRESSIVE GROWTH FUND
                      DREYFUS LARGE COMPANY VALUE FUND
                        DREYFUS AGGRESSIVE VALUE FUND
                          DREYFUS MIDCAP VALUE FUND
                      DREYFUS SMALL COMPANY VALUE FUND
                      DREYFUS INTERNATIONAL VALUE FUND
                        DREYFUS EMERGING LEADERS FUND
                       DREYFUS TECHNOLOGY GROWTH FUND

                                   PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)


                                JUNE 1, 1998


____________________________________________________________________________


    This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Large Company Value Fund, dated June 1, 1998, Dreyfus Large Company Growth Fund and Dreyfus Small Company Value Fund, each dated March 2, 1998, and Dreyfus Aggressive Growth Fund, Dreyfus Aggressive Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus Midcap Value Fund and Dreyfus International Value Fund, each dated January 2, 1998, and Dreyfus Technology Growth Fund, dated October 13, 1997 (each, a "Fund" and collectively, the "Funds") of Dreyfus Growth and Value Funds, Inc. (the "Company"), as each may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call the following numbers:




              Call Toll Free 1-800-645-6561
              In New York City -- Call 1-718-895-1206
              Outside the U.S. -- Call 516-794-5452


     Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference in this Statement of Additional Information.





                             TABLE  OF  CONTENTS
                                                             Page

Description of the Fund..................................... B-3
Management of the Company................................... B-12
Management Arrangements..................................... B-17
How to Buy Shares........................................... B-22
Shareholder Services Plan................................... B-24
How to Redeem Shares........................................ B-25
Shareholder Services........................................ B-27
Determination of Net Asset Value............................ B-31
Dividends, Distributions and Taxes.......................... B-32
Portfolio Transactions...................................... B-35
Performance Information..................................... B-37
Information About the Funds................................. B-39
Financial Statements and Reports of Independent Auditors.... B-40
Appendix.................................................... B-41




                        DESCRIPTION OF THE FUNDS

     The Company is a Maryland corporation formed on November 16, 1993. Before September 29, 1995, the Company's name was Dreyfus Focus Funds, Inc. The Company is an open-end management investment company comprised of separate portfolios, each of which is treated as a separate fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.


     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.


Investment Techniques

     In addition to the principal investment strategies discussed in the relevant Fund's prospectus, the Funds also may engage in the investment techniques described below.


Foreign Currency Transactions. (All Funds) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security a Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.



     Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. A Fund's success in these transactions will depend principally on the Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.


Short-Selling. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.


     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the relevant Fund's net assets.


     A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund's net assets be in deposits on short sales against the box.


Leverage. (All Funds) Leveraging (that is, buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Each Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


     A Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.


Use of Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures.


     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.



     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.


     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


     Although none of the Funds will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. Each Fund may invest in futures contracts and options on futures contacts for hedging purposes without limit. However, a Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


     Each Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. Each Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. When required by the Securities and Exchange Commission, the Fund will set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


Futures Transactions--In General. (All Funds) A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange or, if applicable, on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


     Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.


     Successful use of futures by a Fund also is subject to the ability of the Manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Fund's ability otherwise to invest those assets.


Specific Futures Transactions. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


     A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.


     A Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.


Options--In General. (All Funds) A Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.


     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, permissible liquid assets having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.


     A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.


     A Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


     Successful use by a Fund of options will be subject to the ability of the Manager to predict correctly movements in the prices of individual stocks, the stock market generally or foreign currencies. To the extent such predictions are incorrect, a Fund may incur losses.

     Future Developments. A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


Lending Portfolio Securities. (Dreyfus Large Company Growth Fund, Dreyfus Large Company Value Fund and Dreyfus Small Company Value Fund only) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


Forward Commitments. (All Funds) Each Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the commitments.


Certain Portfolio Securities

     The Funds may purchase the portfolio securities described below.

Convertible Securities. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


Depositary Receipts.  (All Funds, except Dreyfus Emerging Leaders Fund)
Each of these Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


Warrants. (All Funds) A warrant gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.


Investment Companies. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies. Such investments may involve duplication of advisory fees and certain other expenses.


Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, a Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


Lower Rated Securities. (Dreyfus Aggressive Value Fund only) The Fund may invest in higher yielding (and, therefore, higher risk) debt securities rated below investment grade by one or more rating agencies, such as Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. These securities are considered by rating agencies to be, on balance, predominantly speculative as to the payment of principal and interest and generally involve more credit risk than investment grade securities. The retail market for these securities may be less liquid than that of investment grade securities. Adverse market conditions could make it difficult for the Fund to sell these securities or could result in the Fund obtaining lower prices for these securities which would adversely affect the Fund's net asset value.


     Although ratings of the rating agencies may be an initial criterion for the selection of these securities, the Manager also will evaluate these securities and the ability of the issuers to pay principal and interest on these securities.


     Dreyfus Aggressive Value Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.


Money Market Instruments. (All Funds) When the Manager determines that adverse market conditions exist, each Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements,bank obligations and commercial paper.



Investment Restrictions

     Each Fund's investment objective is a fundamental policy, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. In addition, each Fund has adopted market restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 through 16 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. No Fund may:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Investment Restriction with respect to Dreyfus Technology Growth Fund, the technology sector in general is not considered an industry.

     4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 13 and 14 may be deemed to give rise to a senior security.

     10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets. This Investment Restriction has not been adopted with respect to Dreyfus Technology Growth Fund.

     12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views. This Investment Restriction has not been adopted with respect to Dreyfus Technology Growth Fund.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     14. Purchase, sell or write puts, calls or combinations thereof, except as described in the relevant Fund's Prospectus and Statement of Additional Information.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     16. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     The Company may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Company determine that a commitment is no longer in the best interest of a Fund and its shareholders, the Company reserves the right to revoke the commitment by terminating the sale of such Fund's shares in the state involved.


                          MANAGEMENT OF THE COMPANY


     The Company's Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

     The Dreyfus Corporation.........................Investment Adviser
     Premier Mutual Fund Services, Inc.  ............Distributor
     Dreyfus Transfer, Inc.  ........................Transfer Agent
     Mellon Bank, N.A.. .............................Custodian
                                                     for all Funds except
                                                     Dreyfus International Value
                                                     Fund
     The Bank of New York ...........................Custodian for Dreyfus
                                                     International Value Fund


     Board members and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Company

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, The Noel Group, Inc., a venture capital company, Staffing Resources, Inc., a temporary placement agency, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 54 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID P. FELDMAN, Board Member. Trustee of Corporate Property Investors, a real estate investment company, and a director of several mutual funds in the 59 Wall Street Mutual Funds Group, and of the Jeffrey Company, a private investment company. He was employed at AT&T from July 1961 to his retirement in April 1997, most recently serving as Chairman and Chief Executive Officer of AT&T Investment Management Corporation. He is 58 years old and his address is 3 Tall Oaks Drive, Warren, New Jersey 07059.

JOHN M. FRASER, JR., Board Member. President of Fraser Associates, a service company for planning and arranging corporate meetings and other events. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 76 years old and his address is 133 East 64th Street, New York, New York 10021.

EHUD HOUMINER, Board Member.  Professor and Executive-in-Residence at the
     Columbia Business School, Columbia University. Since January 1996, Principal of Lear, Yavitz and Associates, a management consulting firm. He was President and Chief Executive Officer of Philip Morris USA, manufacturers of consumer products, from December 1988 to September 1990. He also is a Director of Avnet Inc. and Super-Sol Limited. He is 57 years old and his address is c/o Columbia Business School, Columbia University, Uris Hall, Room 526, New York, New York 10027.

GLORIA MESSINGER, Board Member.  From 1981 to 1993, Managing Director and
     Chief Executive Officer of ASCAP (American Society of Composers, Authors and Publishers). She is a member of the Board of Directors of the Yale Law School Fund and Theater for a New Audience, Inc., and was secretary of the ASCAP Foundation and served as a Trustee of the Copyright Society of the United States. She is also a member of numerous professional and civic organizations. She is 68 years old and her address is 747 Third Avenue, 11th Floor, New York, New York 10017.

JACK R. MEYER, Board Member.  President and Chief Executive Officer of
     Harvard Management Company, an investment management company, since September 1990. For more than five years prior thereto, he was Treasurer and Chief Investment Officer of The Rockefeller Foundation. He is 52 years old and his address is 600 Atlantic Avenue, Boston, Massachusetts 02210.

JOHN SZARKOWSKI, Board Member.  Director Emeritus of Photography at The
     Museum of Modern Art. Consultant in Photography. He is 72 years old and his address is Bristol Road, Box 221, East Chatham, New York 12060.

ANNE WEXLER, Board Member. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She is also a director of Alumax, Comcast Corporation, The New England Electric System, and Nova Corporation, and a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 67 years old and her address is c/o The Wexler Group, 1317 F Street, N.W., Suite 600, Washington, D.C. 20004.

     The Company typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended October 31, 1997, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1997, were as follows:

                                             Total Compensation
                                             From Company and
                        Aggregate            Fund Complex
Name of Board           Compensation         Paid to Board
Member                  From the Company*
Member

Joseph S. DiMartino           $10,000             $517,075 (94)

David P. Feldman              $ 7,500             $122,257 (27)

John M. Fraser, Jr.           $ 8,000             $ 73,563 (12)

Ehud Houminer                 $ 7,500             $ 48,769 (12)

David J. Mahoney              $ 5,500             $ 40,312 (14)

Gloria Messinger              $ 8,000             $  11,444 (1)

Jack R. Meyer                 $ 7,500             $  18,868 (4)

John Szarkowski               $ 7,000             $ 21,377 (4)

Anne Wexler                   $ 8,000             $ 62,034 (16)

___________________
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $9,581 for all Board members as a group.

Officers of the Company

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 40 years old.

RICHARD W. INGRAM, Vice President and Assistant Treasurer.  Executive Vice
     President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1994 to November 1995, he was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, he was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. He is 42 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 33 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 35 years old.

MICHAEL S. PETRUCELLI, Vice President, Assistant Secretary and Assistant
     Treasurer. Senior Vice President and Director of Strategic Client Initiatives of Funds Distributor, Inc., Vice President and Assistant Treasurer of certain investment companies advised or administered by the Manager and an officer of certain investment companies advised or administered by J.P. Morgan & Co. Incorporated. From December 1989 through November 1996 he was employed by GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as a director of the GE Investment Services. He is 36 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at The Boston Company, Inc. He is 28 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. From October 1992 to March 1994, he was employed by Putnam Investments in legal and compliance capacities. He is 33 years old.



KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Vice
     President and Assistant Secretary of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 25 years old.


ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York, she held various sales positions and marketing positions. She is 36 years old.


     The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.


     The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on March 3, 1998.


     The following persons are known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of March 3, 1998. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


Dreyfus Large Company Growth Fund
MBC Investment Corporation (a corporation, and
wholly-owned subsidiary of Mellon
Bank Corporation).................................................   71.65%
4500 New Linden Hill Road
Wilmington, DE 19808-2922

Dreyfus Large Company Value Fund
Charles Schwab & Co. Inc. ..........................................  11.17%
101 Montgomery Street
San Francisco, CA 94104-4122

Union Planters Bank....................................................5.65%
P.O. Box 387
Memphis, TN 38147

Dreyfus Small Company Value Fund
Charles Schwab & Co. Inc. _............................................22.01%
101 Montgomery Street
San Francisco, CA  94104-4122

Boston Safe Deposit & Trust Company
Allegheny LudRum Retirement Savings Plan........................       7.90%
1 Cabot Road
Medford, MA 02155-5141

Dreyfus Aggressive Growth Fund
Charles Schwab & Co. Inc. ............................................ 7.32%
101 Montgomery Street
San Francisco, CA 94104-4122

Dreyfus Aggressive Value Fund
Charles Schwab & Co. Inc. ............................................ 20.39%
101 Montgomery Street
San Francisco, CA 94104-4122

Dreyfus Midcap Value Fund
Charles Schwab & Co. Inc. ............................................ 22.34%
101 Montgomery Street
San Francisco, CA 94104-4122

Dreyfus Emerging Leaders Fund
Charles Schwab & Co. Inc. ............................................ 12.83%
101 Montgomery Street
San Francisco, CA 94104-4122

Dreyfus Technology Growth Fund
MBCIC Investment Corporation........................................   24.73%
919 N Market Street
Wilmington, DE 19801-3023


                           MANAGEMENT ARRANGEMENTS


     The Manager is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.


     Management Agreement. The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994, as amended May 23, 1996, with the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 5, 1994 in respect of Dreyfus Large Company Growth Fund and Dreyfus Large Company Value Fund, and on September 29, 1995 in respect of Dreyfus Small Company Value Fund, and was last approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on February 11, 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Services; William V. Healey, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Frank V. Cahouet and Richard F. Syron, directors.


     The Manager manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

     The Funds' portfolio managers are as follows:

Dreyfus Large Company Growth Fund       Jeffrey F. Friedman
                                        Michael L. Schonberg


Dreyfus Aggressive Growth Fund          Michael L. Schonberg

Dreyfus Large Company Value Fund        Jeffrey F. Friedman
                                        Timothy M. Ghriskey
                                        Douglas Ramos

Dreyfus Aggressive Value Fund           Timothy M. Ghriskey
                                        Douglas Ramos

Dreyfus Midcap Value Fund               Peter I. Higgins

Dreyfus Small Company Value Fund        Peter I. Higgins
                                        Jeffrey F. Friedman


Dreyfus International Value Fund        Sandor Cseh

Dreyfus Emerging Leaders Fund           Paul Kandel
                                        Hilary Woods

Dreyfus Technology Growth Fund          Richard D. Wallman
                                        Mark Herskovitz

     The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, Fund shares are subject to an annual service fee. See "Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.

     As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 1.00% of the value of Dreyfus International Value Fund's average daily net assets, .90 of 1% of the value of Dreyfus Emerging Leaders Fund's average daily net assets and .75 of 1% of the value of each other Fund's average daily net assets.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the management fees payable by each indicated Fund, the amounts waived by the Manager and the net fee paid by the Fund were as follows:

Name of   Management               Reduction                Net
Fund      Fee                      in Fee                   Fee Paid
          Payable
          ---------                -------                 ------------
          1995     1996    1997      1995      1996     1997        1995       1996    1997
Dreyfus   $41,416  $ 56,224 $86,822  $ $41,416  $23,942 $37,897     -0-    $32,282   $48,925
Large
Company
Growth
Fund

Dreyfus   $43,242   $134,679 $745,927 $43,242  $56,640 $54,892     -0-    $78,039   $691,035
Large
Company
Value
Fund

Dreyfus   $42,383  $  70,529  $860,360 $42,383 $38,175 $51,774     -0-    $32,354  $808,586
Small
Company
Value
Fund

     For the period September 29, 1995 (commencement of operations of the following Funds) through August 31, 1996, and for the fiscal year ended August 31, 1997, the management fees payable by each indicated Fund, the amounts waived by the Manager and the net fee paid by the Fund were as follows:

Name of Fund                   Management Fee Payable       Reduction in Fee    Net Fee Paid

                               1996     1997                    1996   1997      1996   1997

Dreyfus Aggressive Growth Fund$352,634$852,091                 $86,505$106,990 $266,129 $745,101

Dreyfus Aggressive Value Fund$ 43,706$550,479                 $39,945$99,236 $  3,761   $451,243

Dreyfus International Value Fund$122,121$567,130              $67,691$18,565  $ 54,430 $548,565

Dreyfus Emerging Leaders Fund   $205,324$665,291             $89,685$64,125   $115,639 $601,166

Dreyfus Midcap Value Fund      $ 19,408$188,561              $19,408 $66,302  - 0 -  $122,259

     Dreyfus Technology Growth Fund has not completed its first fiscal year.

     As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.


     The Distributor. Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109, serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) for these services.


     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent (the "Transfer Agent"). Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses. For the indicated fiscal year end, each Fund (other than Dreyfus Technology Growth Fund which has not completed its first fiscal year) paid the Transfer Agent the following:



Name of Fund                      Amount Paid to Transfer Agent
Dreyfus Large Company Growth           $   2,996
Fund(1)
Dreyfus Large Company Value            $  71,471
Fund(1)
Dreyfus Small Company Value            $  58,629
Fund(1)
Dreyfus Aggressive Growth Fund(2)      $152,210
Dreyfus Aggressive Value Fund(2)       $  65,516
Dreyfus Emerging Leaders Fund(2)       $  33,032
Dreyfus International Value            $  10,234
Fund(2)
Dreyfus Midcap Value Fund(2)           $  21,320
-----------------------------------------
(1)  Fiscal year ended October 31, 1997.
(2)  Fiscal year ended August 31, 1997.


     The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian for the investments of Dreyfus International Value Fund. The Bank of New York has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
Mellon Bank, N.A. (the "Custodian"), the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund, except Dreyfus International Value Fund. Under a custody agreement with such Funds, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each respective Fund's assets held in custody and receives certain securities transactions charges. For the indicated fiscal year end, each Fund (other than Dreyfus Technology Growth Fund which has not completed its first fiscal year and Dreyfus International Value Fund) paid the Custodian the following:


Name of Fund                      Amount Paid to Custodian
Dreyfus Large Company Growth           $   4,393
Fund(1)
Dreyfus Large Company Value            $ 32,356
Fund(1)
Dreyfus Small Company Value            $ 32,940
Fund(1)
Dreyfus Aggressive Growth Fund(2)      $ 15,162
Dreyfus Aggressive Value Fund(2)       $ 22,592
Dreyfus Emerging Leaders Fund(2)       $ 14,052
Dreyfus Midcap Value Fund(2)           $ 20,299
-----------------------------------------
(1)  Fiscal year ended October 31, 1997.
(2)  Fiscal year ended August 31, 1997.



                              HOW TO BUY SHARES


     The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by The Dreyfus Corporation, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard. See "Shareholder Services Plan."



     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Company's Board. Certain securities may be valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value".


     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be concealed and the institution could be held liable for resulting fees and/or losses.


     The Distributor may pay dealers a fee of up to 5% of the amount invested through such dealers in Fund shares by employees participating in qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.


     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone through Dreyfus TeleTransfer if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TeleTransfer Privilege."


     Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


     Share Certificates. Share certificates are issued upon written request only. No certificates are issued for fractional shares.



                          SHAREHOLDER SERVICES PLAN


     The Company has adopted a Shareholder Services Plan, pursuant to which the Company pays the Distributor for the provision of certain services to each Fund's shareholders a fee at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Company and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain securities dealers, financial institutions and other financial industry professionals (collectively, "Service Agents") in respect of these services.


     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Shareholder Services Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on February 11, 1998. The Shareholder Services Plan is terminable with respect to each Fund at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

     For the fiscal year ended October 31, 1997, the amount charged to each indicated Fund pursuant to the Shareholder Services Plan was as follows:

     Name of Fund                       Amount Charged

     Dreyfus Large Company Growth Fund  $ 28,263
     Dreyfus Large Company Value Fund   $248,642
     Dreyfus Small Company Value Fund   $286,787

     For the fiscal year ended August 31, 1997, the amount charged to each indicated Fund pursuant to the Shareholder Services Plan was as follows:

     Name of Fund                       Amount Charged

     Dreyfus Aggressive Growth Fund     $284,030
     Dreyfus Aggressive Value Fund      $183,493
     Dreyfus Emerging Leaders Fund      $184,803
     Dreyfus International Value Fund        $141,783
     Dreyfus Midcap Value Fund               $  62,854


     Dreyfus Technology Growth Fund has not completed its first fiscal year.


                            HOW TO REDEEM SHARES

     The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "How to Redeem Shares."

     Redemption Fee. Each Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 15 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

     No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by Service Agents approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

     Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                   Transfer Agent's
          Transmittal Code              Answer Back Sign

             144295                144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


     Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Shares--Dreyfus TeleTransfer Privilege."


     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.
Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sold such securities, brokerage charges may be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                            SHAREHOLDER SERVICES

     The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Shareholder Services."



     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. A 1% redemption fee will be charged upon an exchange of Fund shares where the exchange occurs less than 15 days following the issuance of such shares. Shares of other funds purchased by exchange, will be purchased on the basis of relative net asset value per share as follows:


     A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load in shares of other funds that are offered without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.

     To request an exchange, shareholders must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this Privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr automated telephone system) from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of a Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by the investor, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Dreyfus Dividend Sweep. Dreyfus Dividend Sweep allows investors to invest automatically their dividends or dividends and capital gain distributions, if any, from a Fund in shares of another fund in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

      D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


     Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builderr, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization forms(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."


     Corporate Pension/Profit-Sharing and Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"), Education IRAs and IRA "Rollover Accounts"), 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.

     Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


     Additional Information About Purchases, Exchanges and Redemption. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year (for calendar year 1998, beginning on January 15th) or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipated receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.



     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.



                      DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Each Fund's securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Funds' securities. Short-term investments are carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of a Fund's shares.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management of the Company believes that each Fund (other than Dreyfus Technology Growth Fund which has not completed its first fiscal year) has qualified for its most recent fiscal year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is expected that Dreyfus Technology Growth Fund will qualify as a regulated investment company under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     Depending upon the composition of a Fund's income, the entire amount or a portion of the dividends paid by such Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90 day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

     A Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). A Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss under
Section 988 of the futures or Code. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, any gain or loss realized by a Fund from certain financial futures or forward contracts and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contract and option as well as from closing transactions. In addition, any such contract or option remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" transactions may be recharacterized to ordinary income.

     If a Fund were treated as entering into "straddles" by reason of its engaging in financial futures or, forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the futures or, forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the "straddle" and conversion transaction rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gain on "straddle" positions may be treated as short-term capital gains or ordinary income.

     The Taxpayer Relief Act of 1997 included constructive sale provisions that generally will apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year may be treated as ordinary income under
Section 1291 of the Code and will be taxable to the Fund, or, for tax years beginning after December 31, 1997, under Section 1296 of the Code with respect to PFIC securities that are marked to market.


                           PORTFOLIO TRANSACTIONS

     The Manager assumes general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the Manager's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by the Manager and the Manager's fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to the Manager in serving both the Company and other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Company.

     Sales of Fund shares by a broker may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by the Manager being engaged simultaneously in the purchase or sale of the same security. Certain of the Funds' transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Funds for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, each Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions, none of which was paid to the Distributor, were as follows:

Name of Fund                             Brokerage Commissions Paid
                                             1995      1996      1997
     Dreyfus Large Company Growth Fund  $ 11,595  $133,906  $    59,253
     Dreyfus Large Company Value Fund   $ 52,979  $358,011  $   584,746
     Dreyfus Small Company Value Fund   $117,084  $223,341  $1,304,668
________________

     For the fiscal years ended August 31, 1996 and 1997 the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions, none of which was paid to the Distributor, were as follows:

Name of Fund
                         1996(1)     1997

Dreyfus Aggressive      $2,840,340  $945,195
Growth Fund
Dreyfus Aggressive      $ 375,964  $ 763,570
Value Fund
Dreyfus Emerging        $ 948,862  $2,104,861
Leaders Fund
Dreyfus International   $ 96,586   $275,265
Value Fund
Dreyfus Midcap Value    $77,113    $408,251
Fund

__________________________
(1) For the period September 29, 1995 (commencement of operations) through August 31, 1996.

     Dreyfus Technology Growth Fund has not completed its first fiscal year.

     The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

                           Transaction      Commissions &
                           Amount           Concessions

Dreyfus Large Company         $ 6,612,444         $    8,565
Growth Fund
Dreyfus Large Company         $23,579,063         $  33,027
Value Fund
Dreyfus Small Company         $40,761,630         $107,616
Value Fund
Dreyfus Aggressive Growth     $   687,068         $    4,386
Fund
Dreyfus Aggressive Value      $18,382,599         $  26,370
Fund
Dreyfus Emerging Leaders      $ 7,712,594         $  53,508
Fund
Dreyfus Midcap Value Fund     $56,245,252         $101,395
Dreyfus International             0                  0
Value Fund

     The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates, including Dreyfus Investment Services Corporation ("DISC"). The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

     During the fiscal years ended August 31, 1996 and 1997, Dreyfus Aggressive Value Fund paid brokerage commissions of $5,943, and $39,084, respectively, to DISC. During the fiscal year ended August 31, 1997, this amounted to approximately 9% of the aggregate brokerage commissions paid by the fund for transactions involving approximately 20% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.

     During the fiscal years ended October 31, 1995, 1996 and 1997, Dreyfus Large Company Value Fund paid brokerage commissions of $0, $17,828 and $47,101, respectively, to DISC. During the fiscal year ended October 31, 1997, this amounted to approximately 10% of the aggregate brokerage commissions paid by the fund for transactions involving approximately 23% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.

     During the fiscal years ended October 31, 1995, 1996 and 1997, Dreyfus Large Company Growth Fund paid brokerage commissions of $0, $2,835 and $6,757, respectively, to DISC. During the fiscal year ended October 31, 1997, this amounted to approximately 18% of the aggregate brokerage commissions paid by the fund for transactions involving approximately 28% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions.

     With respect to Dreyfus Small Company Growth Fund, Dreyfus Aggressive Growth Fund, Dreyfus Emerging Leaders Fund, Dreyfus International Equity Fund and Dreyfus Midcap Value Fund, there were no brokerage commissions paid to the Manager or its affiliates for their most current fiscal years.


                           PERFORMANCE INFORMATION

     The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Performance
Information."

     Performance for each Fund for the period ended October 31, 1997 (August 31, 1997 with respect to Dreyfus Aggressive Growth Fund, Dreyfus Aggressive Value Fund, Dreyfus Midcap Value Fund, Dreyfus International Value Fund and Dreyfus Emerging Leaders Fund) (other than Dreyfus Technology Growth Fund which had commenced operations on October 13, 1997) was as follows:

                                                           Average Annual   Average Annual
                                          Total Return      Total Return    Total Return
                                          Since Inception   Since Inception One Year
Dreyfus Large Company Growth Fund(1)        72.89%          15.32%              16.27%
Dreyfus Large Company Value Fund(1)        113.85%          21.89%              25.29%
Dreyfus Small Company Value Fund(1)        130.00%          24.22%              40.22%
Dreyfus Aggressive Growth Fund(2)           60.56%          27.97%              (11.63%)
Dreyfus Aggressive Value Fund(2)           131.14%          54.71%              43.57%
Dreyfus Midcap Value Fund(2)97.24%          42.44%          55.45%
Dreyfus International Value Fund(2)         23.17%          11.46%              15.72%
Dreyfus Emerging Leaders Fund(2)           111.03%          47.55%              44.45%
_______________________________________
(1)  Commencement of operations: December 29, 1993.
(2)  Commencement of operations: September 29, 1995.

     Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

     From time to time, the Company may compare a Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

     From time to time, advertising materials for each Fund may include biographical information relating to its portfolio manager, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, (including "growth" and "value" investing) asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of then-current Fund shareholders and may refer to Lipper or Morningstar ratings and related analysis supporting the ratings. Advertisements for Dreyfus Emerging Leaders Fund, Dreyfus Small Company Value Fund and Dreyfus Technology Growth Fund also may discuss the potential benefits and risks of small cap investing.


                         INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.


     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


     The Company is a "series fund," which is a mutual fund dividend into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.


     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

 Each Fund will send annual and semi-annual financial statements to all its shareholders.


                      COUNSEL AND INDEPENDENT AUDITORS


     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.
Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Company.



          FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

     The Annual Report to Shareholders for the fiscal year ended August 31, 1997 for Dreyfus Aggressive Growth Fund, Dreyfus Aggressive Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus International Value Fund and Dreyfus Midcap Value Fund, and the Annual Report to Shareholders for the fiscal year ended October 31, 1997 for Dreyfus Large Company Growth Fund, Dreyfus Large Company Value Fund and Dreyfus Small Company Value Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated by reference into this Statement of Additional Information.
                                  APPENDIX

     Description of certain ratings assigned by S&P, Moody's, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"):

S&P

Bond Ratings

                              AAA

     Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                               AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                               A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                              BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                               BB

     Debt rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                               B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
                              CCC

     Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

     S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                              A-1

     This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                              A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                              A-3

     Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Moody's

Bond Ratings
                              Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                               A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

                               B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                              Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                              AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                               AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                               A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                              BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                               BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                               B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                              CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                              F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                              F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                              AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                               AA

     Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                               A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                              BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                               BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                               B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                              CCC

     Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.






                    Dreyfus Growth and Value Funds, Inc.

                         PART C. OTHER INFORMATION
                           _________________________

Item 24.  Financial Statements and Exhibits. - List
_______    _________________________________________

     (a)  Financial Statements:

               Included in Part A of the Registration Statement


               Financial Highlights for the period from December 29, 1993 (commencement of operations) to October 31, 1994 and for each of the years ended October 31, 1995, 1996 and 1997 with respect to Dreyfus Large Company Value Fund.



                   Incorporated in Part B of the Registration Statement:

                                   Statement of Investments.*

                                   Statement of Assets and Liabilities.*

                                   Statement of Operations.*

                                   Statement of Changes in Net Assets.*

                                   Notes to Financial Statements.*

                                   Report of Independent Auditors.*

_____________________________________
*    Items are incorporated by reference to the Registrants Annual Reports
     on Form   N-30D, dated August 31, 1997 and October 31, 1997.

All Schedules and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.

Item 24.  Financial Statements and Exhibits. - List (continued)
_______   _____________________________________________________

 (b)      Exhibits:

(1)(a)    Articles of Incorporation are incorporated by reference to Exhibit
          (1) of Pre-Effective Amendment No. 1 to the
          Registration Statement on Form N-1A, filed on December 22, 1993.

 (1)(b)    Articles of Amendment are incorporated by reference to Exhibits
          (1)(b) and (1)(c) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

 (2) By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

 (5)(a)    Management Agreement is incorporated by reference to Exhibit
          (5)(a) of Post-Effective Amendment No. 5 to the
          Registration Statement on Form   N-1A, filed on September 27,
          1995.

 (5)(b) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 5 to the
          Registration Statement on Form N-1A, filed on September 27, 1995.

(6)(a) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 5 to the Registration
          Statement on Form   N-1A, filed on September 27, 1995.

(6)(b) Shareholder Services Plan Agreements are incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 16, 1996.

 (8) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

 (9)      Shareholder Services Plan is incorporated by reference to Exhibit
          (9) of Post-Effective Amendment No. 5 to the Registration
          Statement on Form   N-1A, filed on September 27, 1995.

 (10) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1993.

 (11)     Consent of Independent Auditors.
Item 24.  Financial Statements and Exhibits. - List (continued)
_______   _____________________________________________________

 (14) Documents making up model plans in the establishment of retirement plans in conjunction with which Registrant offers its Securities are incorporated by reference to Exhibit (14) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on February 16, 1996.

 (16) Schedules of Computation of Performance Data are incorporated by reference to Exhibit (16) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on June 22, 1994.

 (17)     Financial Data Schedule.

          Other Exhibits
          ______________

               (a) Powers of Attorney of the Directors and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 27, 1998.


               (b) Certificate of Secretary are incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on February 27, 1998.


Item 25.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 26.  Number of Holders of Securities.
_______   ________________________________


               (1)                                        (2)
                                                    Number of Record
          Title of Class                     Holders as of March 3, 1998
          ______________                     _______________________________

          Common Stock
          (Par value $.001)

          Dreyfus Aggressive Growth Fund               11,283
          Dreyfus Aggressive Value Fund                11,268
          Dreyfus Emerging Leaders Fund                 8,362
          Dreyfus International Value Fund              2,035
          Dreyfus Large Company Growth Fund               267
          Dreyfus Large Company Value Fund             11,281
          Dreyfus Midcap Value Fund                     8,787
          Dreyfus Small Company Value Fund             24,625
          Dreyfus Technology Growth Fund                  688


Item 27.  Indemnification
_______   _______________

               The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1993.

               Reference is also made to the Distribution Agreement attached as Exhibit (6) of Post-Effective Amendment No. 5 to the
          Registration Statement on Form N-1A, filed on September 27, 1995.

Item 28(a).    Business and Other Connections of Investment Adviser.
_______        ____________________________________________________

                         The Dreyfus Corporation ("Dreyfus") and subsidiary
               companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, is a registered broker-dealer. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________

Name and Position
with Dreyfus                 Other Businesses
_________________            ________________

MANDELL L. BERMAN            Real estate consultant and private investor
Director                          29100 Northwestern Highway, Suite 370
                                  Southfield, Michigan 48034;
                             Past Chairman of the Board of Trustees:
                                  Skillman Foundation;
                             Member of The Board of Vintners Intl.

BURTON C. BORGELT            Chairman Emeritus of the Board and
Director                     Past Chairman, Chief Executive Officer and
                             Director:
                                  Dentsply International, Inc.
                                  570 West College Avenue
                                  York, Pennsylvania 17405;
                             Director:
                                  DeVlieg-Bullard, Inc.
                                  1 Gorham Island
                                  Westport, Connecticut 06880
                                  Mellon Bank Corporation***;
                                  Mellon Bank, N.A.***

FRANK V. CAHOUET             Chairman of the Board, President and
Director                     Chief Executive Officer:
                                  Mellon Bank Corporation***;
                                  Mellon Bank, N.A.***;
                             Director:
                                  Avery Dennison Corporation
                                  150 North Orange Grove Boulevard
                                  Pasadena, California 91103;
                                  Saint-Gobain Corporation
                                  750 East Swedesford Road
                                  Valley Forge, Pennsylvania 19482;
                                  Teledyne, Inc.
                                  1901 Avenue of the Stars
                                  Los Angeles, California 90067

W. KEITH SMITH               Chairman and Chief Executive Officer:
Chairman of the Board             The Boston Company****;
                             Vice Chairman of the Board:
                                  Mellon Bank Corporation***;
                                  Mellon Bank, N.A.***;
                             Director:
                                  Dentsply International, Inc.
                                  570 West College Avenue
                                  York, Pennsylvania 17405

CHRISTOPHER M. CONDRON       Vice Chairman:
President, Chief                  Mellon Bank Corporation***;
Executive Officer,                The Boston Company****;
Chief Operating              Deputy Director:
Officer and a                     Mellon Trust***;
Director                     Chief Executive Officer:
                                  The Boston Company Asset Management,
                                  Inc.****;
                             President:
                                  Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER            Director:
Vice Chairman and                 The Dreyfus Trust Company++;
Chief Investment Officer,    Formerly, Chairman and Chief Executive Officer:
and a Director                    Kleinwort Benson Investment Management
                                       Americas Inc.*

LAWRENCE S. KASH             Chairman, President and Chief
Vice Chairman-Distribution   Executive Officer:
and a Director                    The Boston Company Advisors, Inc.
                                  53 State Street
                                  Exchange Place
                                  Boston, Massachusetts 02109;
                             Executive Vice President and Director:
                                  Dreyfus Service Organization, Inc.**;
                             Director:
                                  Dreyfus America Fund+++;
                                  The Dreyfus Consumer Credit Corporation*;
                                  The Dreyfus Trust Company++;
                                  Dreyfus Service Corporation*;
                             President:
                                  The Boston Company****;
                                  Laurel Capital Advisors***;
                                  Boston Group Holdings, Inc.;
                             Executive Vice President:
                                  Mellon Bank, N.A.***;
                                  Boston Safe Deposit and Trust
                                  Company****

RICHARD F. SYRON             Chairman of the Board and
Director                     Chief Executive Officer:
                                  American Stock Exchange
                                  86 Trinity Place
                                  New York, New York 10006;
                             Director:
                                  John Hancock Mutual Life Insurance Company
                                  John Hancock Place, Box 111
                                  Boston, Massachusetts 02117;
                                  Thermo Electron Corporation
                                  81 Wyman Street, Box 9046
                                  Waltham, Massachusetts 02254-9046;
                                  American Business Conference
                                  1730 K Street, NW, Suite 120
                                  Washington, D.C. 20006;
                             Trustee:
                                  Boston College - Board of Trustees
                                  140 Commonwealth Ave.
                                  Chestnut Hill, Massachusetts 02167-3934

J. DAVID OFFICER             Vice Chairman:
Vice Chairman                     The Dreyfus Corporation*;
                             Director:
                                  Dreyfus Financial Services Corporation*****;
                                  Dreyfus Investment Services Corporation*****;
                                  Mellon Trust of Florida
                                  2875 Northeast 191st Street
                                  North Miami Beach, Florida 33180;
                                  Mellon Preferred Capital Corporation****;
                                  Boston Group Holdings, Inc.****;
                                  Mellon Trust of New York
                                  1301 Avenue of the Americas - 41st Floor
                                  New York, New York 10019;
                                  Mellon Trust of California
                                  400 South Hope Street
                                  Los Angeles, California 90071-2806;
                             Executive Vice President:
                                  Mellon Bank, N.A.***;
                             Vice Chairman and Director:
                                  The Boston Company, Inc.****;
                             President and Director:
                                  RECO, Inc.****;
                                  The Boston Company Financial Services,
                                  Inc.****;
                                  Boston Safe Deposit and Trust Company****;

RONALD P. O'HANLEY           Vice Chairman:
Vice Chairman                     The Dreyfus Corporation*;
                             Director:
                                  The Boston Company Asset Management, LLC****;
                                  TBCAM Holding, Inc.****;
                                  Franklin Portfolio Holdings, Inc.
                                  Two International Place - 22nd Floor
                                  Boston, Massachusetts 02110;
                                  Mellon Capital Management Corporation
                                  595 Market Street, Suite #3000
                                  San Francisco, California 94105;
                                  Certus Asset Advisors Corporation
                                  One Bush Street, Suite 450
                                  San Francisco, California 94104;
                                  Mellon-France Corporation***;
                             Chairman and Director:
                                  Boston Safe Advisors, Inc.****;
                             Partner Representative:
                                  Pareto Partners
                                  271 Regent Street
                                  London, England W1R 8PP;
                             Chairman and Trustee:
                                  Mellon Bond Associates, LLP***;
                                  Mellon Equity Associates, LLP***;
                             Trustee:
                                  Laurel Capital Advisors, LLP***;
                             Chairman, President and Chief Executive Officer:
                                  Mellon Global Investing Corp.***;
                             Partner:
                                  McKinsey & Company, Inc.
                                  Boston, Massachusetts

WILLIAM T. SANDALLS, JR.     Director:
Senior Vice President and         Dreyfus Partnership Management, Inc.*;
Chief Financial Officer           Seven Six Seven Agency, Inc.*;
                             Chairman and Director:
                                  Dreyfus Transfer, Inc.
                                  One American Express Plaza
                                  Providence, Rhode Island 02903;
                             President and Director:
                                  Lion Management, Inc.*;
                             Executive Vice President and Director:
                                  Dreyfus Service Organization, Inc.*;
                             Vice President, Chief Financial Officer and
                             Director:
                                  Dreyfus America Fund+++;
                             Vice President and Director:
                                  The Dreyfus Consumer Credit Corporation*;
                                  The Truepenny Corporation*;
                             Treasurer, Financial Officer and Director:
                                  The Dreyfus Trust Company++;
                             Treasurer and Director:
                                  Dreyfus Management, Inc.*;
                                  Dreyfus Service Corporation*;
                             Formerly, President and Director:
                                  Sandalls & Co., Inc.

MARK N. JACOBS               Vice President, Secretary and Director:
Vice President,                   Lion Management, Inc.*;
General Counsel              Secretary:
and Secretary                     The Dreyfus Consumer Credit Corporation*;
                                  Dreyfus Management, Inc.*;
                             Assistant Secretary:
                                  Dreyfus Service Organization, Inc.**;
                                  Major Trading Corporation*;
                                  The Truepenny Corporation*

PATRICE M. KOZLOWSKI         None
Vice President-
Corporate Communications

MARY BETH LEIBIG             None
Vice President-
Human Resources

JEFFREY N. NACHMAN           President and Director:
Vice President-Mutual             Dreyfus Transfer, Inc.
Fund Accounting                   One American Express Plaza
                                  Providence, Rhode Island 02903

ANDREW S. WASSER             Vice President:
Vice President-Information        Mellon Bank Corporation***
Services

WILLIAM V. HEALEY            President:
Assistant Secretary               The Truepenny Corporation*;
                             Vice President and Director:
                                  The Dreyfus Consumer Credit Corporation*;
                             Secretary and Director:
                                  Dreyfus Partnership Management Inc.*;
                             Director:
                                  The Dreyfus Trust Company++;
                             Assistant Secretary:
                                  Dreyfus Service Corporation*;
                                  Dreyfus Investment Advisors, Inc.*;
                             Assistant Clerk:
                                  Dreyfus Insurance Agency of Massachusetts,
                                  Inc.+++++

______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
***** The address of the business so indicated is Union Trust Building, 501 Grant Street, Room 179, Pittsburgh, Pennsylvania 15259;
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++    The address of the business so indicated is 69, Route `d'Esch, L-
       1470 Luxembourg.
++++   The address of the business so indicated is 69, Route `d'Esch, L-
       2953 Luxembourg.
+++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02103.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)        Comstock Partners Funds, Inc.
2)        Dreyfus A Bonds Plus, Inc.
3)        Dreyfus Appreciation Fund, Inc.
4)        Dreyfus Asset Allocation Fund, Inc.
5)        Dreyfus Balanced Fund, Inc.
6)        Dreyfus BASIC GNMA Fund
7)        Dreyfus BASIC Money Market Fund, Inc.
8)        Dreyfus BASIC Municipal Fund, Inc.
9)        Dreyfus BASIC U.S. Government Money Market Fund
10)       Dreyfus California Intermediate Municipal Bond Fund
11)       Dreyfus California Tax Exempt Bond Fund, Inc.
12)       Dreyfus California Tax Exempt Money Market Fund
13)       Dreyfus Cash Management
14)       Dreyfus Cash Management Plus, Inc.
15)       Dreyfus Connecticut Intermediate Municipal Bond Fund
16)       Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)       Dreyfus Florida Intermediate Municipal Bond Fund
18)       Dreyfus Florida Municipal Money Market Fund
19)       The Dreyfus Fund Incorporated
20)       Dreyfus Global Bond Fund, Inc.
21)       Dreyfus Global Growth Fund
22)       Dreyfus GNMA Fund, Inc.
23)       Dreyfus Government Cash Management Funds
24)       Dreyfus Growth and Income Fund, Inc.
25)       Dreyfus Growth and Value Funds, Inc.
26)       Dreyfus Growth Opportunity Fund, Inc.
27)       Dreyfus Income Funds
28)       Dreyfus Index Funds, Inc.
29)       Dreyfus Institutional Money Market Fund
30)       Dreyfus Institutional Preferred Money Market Fund
31)       Dreyfus Institutional Short Term Treasury Fund
32)       Dreyfus Insured Municipal Bond Fund, Inc.
33)       Dreyfus Intermediate Municipal Bond Fund, Inc.
34)       Dreyfus International Funds, Inc.
35)       Dreyfus Investment Grade Bond Funds, Inc.
36)       The Dreyfus/Laurel Funds, Inc.
37)       The Dreyfus/Laurel Funds Trust
38)       The Dreyfus/Laurel Tax-Free Municipal Funds
39)       Dreyfus LifeTime Portfolios, Inc.
40)       Dreyfus Liquid Assets, Inc.
41)       Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)       Dreyfus Massachusetts Municipal Money Market Fund
43)       Dreyfus Massachusetts Tax Exempt Bond Fund
44)       Dreyfus MidCap Index Fund
45)       Dreyfus Money Market Instruments, Inc.
46)       Dreyfus Municipal Bond Fund, Inc.
47)       Dreyfus Municipal Cash Management Plus
48)       Dreyfus Municipal Money Market Fund, Inc.
49)       Dreyfus New Jersey Intermediate Municipal Bond Fund
50)       Dreyfus New Jersey Municipal Bond Fund, Inc.
51)       Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)       Dreyfus New Leaders Fund, Inc.
53)       Dreyfus New York Insured Tax Exempt Bond Fund
54)       Dreyfus New York Municipal Cash Management
55)       Dreyfus New York Tax Exempt Bond Fund, Inc.
56)       Dreyfus New York Tax Exempt Intermediate Bond Fund
57)       Dreyfus New York Tax Exempt Money Market Fund
58)       Dreyfus 100% U.S. Treasury Intermediate Term Fund
59)       Dreyfus 100% U.S. Treasury Long Term Fund
60)       Dreyfus 100% U.S. Treasury Money Market Fund
61)       Dreyfus 100% U.S. Treasury Short Term Fund
62)       Dreyfus Pennsylvania Intermediate Municipal Bond Fund
63)       Dreyfus Pennsylvania Municipal Money Market Fund
64)       Dreyfus Premier California Municipal Bond Fund
65)       Dreyfus Premier Equity Funds, Inc.
66)       Dreyfus Premier International Funds, Inc.
67)       Dreyfus Premier GNMA Fund
68)       Dreyfus Premier Worldwide Growth Fund, Inc.
69)       Dreyfus Premier Insured Municipal Bond Fund
70)       Dreyfus Premier Municipal Bond Fund
71)       Dreyfus Premier New York Municipal Bond Fund
72)       Dreyfus Premier State Municipal Bond Fund
73)       Dreyfus Premier Value Fund
74)       Dreyfus Short-Intermediate Government Fund
75)       Dreyfus Short-Intermediate Municipal Bond Fund
76)       The Dreyfus Socially Responsible Growth Fund, Inc.
77)       Dreyfus Stock Index Fund, Inc.
78)       Dreyfus Tax Exempt Cash Management
79)       The Dreyfus Third Century Fund, Inc.
80)       Dreyfus Treasury Cash Management
81)       Dreyfus Treasury Prime Cash Management
82)       Dreyfus Variable Investment Fund
83)       Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)       General California Municipal Bond Fund, Inc.
85)       General California Municipal Money Market Fund
86)       General Government Securities Money Market Fund, Inc.
87)       General Money Market Fund, Inc.
88)       General Municipal Bond Fund, Inc.
89)       General Municipal Money Market Fund, Inc.
90)       General New York Municipal Bond Fund, Inc.
91)       General New York Municipal Money Market Fund

(b)
                                                       Positions and
Name and principal  Positions and offices with         offices with
business address         the Distributor               Registrant
__________________  ___________________________         _____________

Marie E. Connolly+  Director, President, Chief              President and
                    Executive Officer and Compliance        Treasurer
                    Officer

Joseph F. Tower, III+    Director, Senior Vice President,   Vice President
                    Treasurer and Chief Financial Officer   and Assistant
                                                            Treasurer

Richard W. Ingram   Executive Vice President                Vice President
                                                            and Assistant
                                                            Treasurer

Mary A. Nelson+     Vice President                          Vice President
                                                            and Assistant
                                                            Treasurer

Paul Prescott+      Vice President                          None

Jean M. O'Leary+    Assistant Secretary and                 None
                    Assistant Clerk

John W. Gomez+      Director                                None

William J. Nutt+    Director                                None




________________________________
 +  Principal business address is 60 State Street, Boston, Massachusetts
    02109.

Item 30.   Location of Accounts and Records
           ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

           5.  The Bank of New York
               90 Washington Street
               New York, New York 10286

Item 31.   Management Services
_______    ___________________

           Not Applicable

Item 32.   Undertakings
________   ____________

  (1) To file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement with respect to the Registrant's Dreyfus Technology Growth Fund.

  (2) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (3) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.




                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 1st day of April, 1998.



                    DREYFUS GROWTH AND VALUE FUNDS, INC.


         BY:       /s/Marie E. Connolly*
                   ---------------------------
                   Marie E. Connolly, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signatures                     Title                        Date
__________________________      _______________________________   _________


/s/Marie E. Connolly*           President and Treasurer           04/01/98
--------------------            (Principal Executive, Financial
Marie E. Connolly               and Accounting Officer)



/s/Joseph S. DiMartino*         Director                         04/01/98
-----------------------
Joseph S. DiMartino


/s/John M. Fraser, Jr.*         Director                         04/01/98
-----------------------
John M. Fraser, Jr.


/s/David P. Feldman*            Director                         04/01/98
--------------------
David P. Feldman


/s/Ehud Houminer*               Director                         04/01/98
-----------------
Ehud Houminer


/s/Gloria Messinger*            Director                         04/01/98
--------------------
Gloria Messinger


/s/Jack R. Meyer*               Director                         04/01/98
------------------
Jack R. Meyer


/s/John Szarkowski*             Director                         04/01/98
--------------------
John Szarkowski


/s/Anne Wexler*                 Director                         04/01/98
----------------
Anne Wexler


*BY:     /s/ Michael S. Petrucelli
         -------------------------
         Michael S. Petrucelli,
         Attorney-in-Fact




                              INDEX OF EXHIBITS

(11)      Consent of Independent Auditors..................

(17)      Financial Data Schedule..........................